LISANTI SMALL CAP GROWTH FUND (the “Fund”)

Supplement dated May 17, 2022 to the Prospectus dated May 1, 2022

All references in the Prospectus to the business address of Lisanti Capital Growth, LLC are hereby replaced with 777 Third Avenue, 14th Floor, New York, NY 10017.

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 441-7031.

PLEASE RETAIN FOR FUTURE REFERENCE.

LISANTI SMALL CAP GROWTH FUND (the “Fund”)

Supplement dated May 17, 2022 to the Statement of Additional Information (“SAI”)
dated May 1, 2022

All references in the SAI to the business address of Lisanti Capital Growth, LLC are hereby replaced with 777 Third Avenue, 14th Floor, New York, NY 10017.

* * *

For more information, please contact a Fund customer service representative toll free at
(800) 441-7031.

PLEASE RETAIN FOR FUTURE REFERENCE.